SIGNIFICANT ACCOUNTING POLICIES (Detail Narrative)	12 Months Ended
Nov. 30, 2019
Household Pests Holdings Inc [Member]
Significant Accounting Policies [Line Items]
Percentage owned	50.00%
Waterproof Studios Inc [Member]
Significant Accounting Policies [Line Items]
Percentage owned	49.00%